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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312 692 7564
         -------------------------------

Signature, Place, and Date of Signing:

           Constance Wick                Chicago, IL      Aug. 15, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 76
                                        --------------------

Form 13F Information Table Value Total: 1,837,536
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
          COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- -------- ------------------- ---------- --------- ----------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- --------- ---------- ------ ----
AAR Corp                      Note 1.625% 3/0  000361AK1   3,223   3,410,000 PRN         Sole               3,410,000
Aetna Inc                     Com              00817Y108   7,754     200,000  SH CALL    Sole                 200,000
Alliance Data Systems Corp    Note 1.750% 8/0  018581AD0  53,064  30,650,000 PRN         Sole              30,650,000
Alliance Data Systems Corp    Note 4.750% 5/1  018581AC2 156,957  54,685,000 PRN         Sole              54,685,000
ArvinMeritor Inc              FRNT 4.625% 3/0  043353AF8   1,740   2,000,000 PRN         Sole               2,000,000
Bank of America Corp          Com              060505104   6,338     774,765 PRN         Sole                 774,765
Barclays BK Plc               IPTH S&P VIX     06740C261  42,132   2,770,000  SH  PUT    Sole               2,770,000
Blue Wolf Mongolia Holdings   Shs              G11962100   3,388     350,000 PRN         Sole                 350,000
Blue Wolf Mongolia Holdings   *W Exp 07/20/201 G11962118   3,388     350,000  SH         Sole                 350,000
Boeing Co.                    Com              097023105   7,987     107,500  SH CALL    Sole                 107,500
Cadence Design System Inc     Note 2.625% 6/0  127387AJ7  10,119   6,500,000 PRN         Sole               6,500,000
Caesars Entmt Corp            Com              127686103   1,140     100,000  SH  PUT    Sole                 100,000
Carnival Corp                 Com              143658300   6,854     200,000  SH  PUT    Sole                 200,000
Cemex SAB de CV               Note 3.250% 3/1  151290BB8   2,982   3,500,000 PRN         Sole               3,500,000
Cemex SAB de CV               Note 4.875% 3/1  151290AV5  15,162  17,113,000 PRN         Sole              17,113,000
Cemex SAB de CV               Note 3.750% 3/1  151290BC6  21,373  25,550,000 PRN         Sole              25,550,000
Chesapeake Energy Corp        Note 2.750% 11/1 165167BW6  22,017  24,000,000 PRN         Sole              24,000,000
China Ceramics Co Ltd         *W Exp 11/16/201 G2113X118     276      90,000  SH         Sole                  90,000
China Growth Equity Inv Ltd   Shs              G2114K107   2,042     208,390  SH         Sole                 208,390
China Growth Equity Inv Ltd   *W Exp 99/99/999 G2114K123   2,042     208,390  SH         Sole                 208,390
Cubist Pharmaceuticals Inc    Note 2.500% 11/0 229678AD9  19,106  13,250,000 PRN         Sole              13,250,000
EMC Corp Mass                 Note 1.750% 12/0 268648AM4  54,379  33,390,000 PRN         Sole              33,390,000
Endeavour Intl Corp           Com              29259G200   2,814     335,000  SH CALL    Sole                 335,000
Equinix Inc                   Note 4.750% 6/1  29444UAH9  94,834  43,102,000 PRN         Sole              43,102,000
Forest City Enterprises Inc   Note 5.000% 10/1 345550AM9  22,647  17,471,000 PRN         Sole              17,471,000
General Mtrs Co               Com              37045V100  19,322     979,800  SH  PUT    Sole                 979,800
General Mtrs Co               *W Exp 07/10/201 37045V126  20,498   1,039,443  SH         Sole               1,039,443
General Mtrs Co               *W Exp 07/10/201 37045V118  84,288   4,274,250  SH         Sole               4,274,250
Global Eagle Acquisition Corp Com              37951D102   4,626     473,455  SH         Sole                 473,455
Global Eagle Acquisition Corp *W Exp 05/13/201 37951D110   4,626     473,455  SH         Sole                 473,455
Hicks Acquisition Co II Inc   Com              429090103     971      97,750  SH         Sole                  97,750
Hicks Acquisition Co II Inc   *W Exp 07/14/201 429090111   8,937     900,000  SH         Sole                 900,000
Human Genome Sciences Inc     Note 2.250% 8/1  444903AM0   5,668   5,634,000 PRN         Sole               5,634,000
Illumina Inc                  Com              452327109   4,104     101,600  SH CALL    Sole                 101,600
Incyte Corp Ltd               Note 4.750% 10/0 45337CAJ1  34,246  12,943,000 PRN         Sole              12,943,000
International Business
  Machines Corp               Com              459200101  58,674     300,000  SH  PUT    Sole                 300,000
JetBlue Airways Corp          DBCV 5.500%10/1  477143AD3   8,880   6,853,000 PRN         Sole               6,853,000
JetBlue Airways Corp          DBCV 5.500%10/1  477143AE1  20,181  14,686,000 PRN         Sole              14,686,000
JPMorgan Chase & Co           Com              46625H100  16,925     473,700  SH CALL    Sole                 473,700
Laboratory Corp Amer Hldgs    Note 9/1         50540RAG7  46,193  37,194,000 PRN         Sole              37,194,000
Lincare Hldgs Inc             DBCV 2.750%11/0  532791AE0   5,037   4,183,000 PRN         Sole               4,183,000
Market Vectors ETF TR         Gold Miner ETF   57060U100  13,449     300,400  SH  PUT    Sole                 300,400
Market Vectors ETF TR         Gold Miner ETF   57060U100  13,188     294,580  SH         Sole                 294,580
Medicis Pharmaceutical Corp   CL A New         584690309     898      26,292  SH         Sole                  26,292
Microchip Technology Inc      SDCV 2.125%12/1  595017AB0 100,133  80,132,000 PRN         Sole              80,132,000
NetApp Inc                    Note 1.750% 6/0  64110DAB0  18,376  16,000,000 PRN         Sole              16,000,000
Novellus Systems Inc          Note 2.625% 5/1  670008AD3  19,174  15,500,000 PRN         Sole              15,500,000
Omnicare Inc                  Note 3.750%12/1  681904AN8  42,416  32,179,000 PRN         Sole              32,179,000
Omnicom Group Inc             Com              681919106   1,786      36,750  SH         Sole                  36,750
PDL BioPharma Inc             Note 3.750% 5/0  69329YAC8  17,795  16,350,000 PRN         Sole              16,350,000
Pfizer Inc                    Com              717081103   4,025     175,000  SH CALL    Sole                 175,000
PHH Corp                      Note 6.000% 6/1  693320AQ6  15,254   9,500,000 PRN         Sole               9,500,000
RadioShack Corp               Com              750438103     960     250,000  SH  PUT    Sole                 250,000
Red Hat Inc                   Com              756577102   2,542      45,000  SH  PUT    Sole                  45,000
ROI Acquisition Corp          Com              74966A104   1,918     200,000  SH         Sole                 200,000
ROI Acquisition Corp          *W Exp 02/28/201 74966A112   1,918     200,000  SH         Sole                 200,000
SBA Communications Corp       Note 4.000%10/0  78388JAM8   3,857   2,000,000 PRN         Sole               2,000,000
Seadrill Ltd                  Shs              G7945E105  11,874     334,300  SH  PUT    Sole                 334,300
Smithfield Foods Inc          Note 4.000% 6/3  832248AR9  25,124  22,600,000 PRN         Sole              22,600,000
SPDR S&P 500 ETF Trust        Tr Unit          78462F103 171,486   1,260,000  SH  PUT    Sole               1,260,000
Teradyne Inc                  Note 4.500% 3/1  880770AE2 127,428  48,711,000 PRN         Sole              48,711,000
Trina Solar Ltd               Note 4.000% 7/1  89628EAA2   3,420   3,826,000 PRN         Sole               3,826,000
Trio Merger Corp              Com              896697109   1,753     180,000  SH         Sole                 180,000
Triumph Group Inc             Note 2.625%10/0  896818AB7  23,810  11,500,000 PRN         Sole              11,500,000
UAL Corp                      Note 6.000% 6/1  902549AJ3  97,422  33,744,000 PRN         Sole              33,744,000
United Auto Group Inc.        Note 3.500% 4/0  909440AH2   4,083   4,500,000 PRN         Sole               4,500,000
United Rentals Inc            Note 4.000%11/1  911363AL3  32,653  10,500,000 PRN         Sole              10,500,000
Universal Business Pmt Sol A  *W Exp 05/09/201 913384111   3,150     525,000  SH         Sole                 525,000
Universal Business Pmt Sol A  Com              913384103   3,150     525,000  SH         Sole                 525,000
USEC Inc                      Note 3.000%10/0  90333EAC2  10,698  22,150,000 PRN         Sole              22,150,000
USEC Inc                      Com              90333E108   2,081   2,101,800  SH  PUT    Sole               2,101,800
Virgin Media Inc              Note 6.500%11/1  92769LAB7  57,655  38,553,000 PRN         Sole              38,553,000
WESCO Intl Inc                DBCV 6.000% 9/1  95082PAH8  85,383  39,571,000 PRN         Sole              39,571,000
Yahoo! Inc                    Com              984332106   5,246     331,400  SH         Sole                 331,400
Yahoo! Inc                    Com              984332106   5,246     331,400  SH  PUT    Sole                 331,400
Yahoo! Inc                    Com              984332106   1,251      79,000  SH CALL    Sole                  79,000